Acquisitions - Sprout (FY) (Details)		3 Months Ended		12 Months Ended
	Sep. 03, 2021 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) segment	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Asset acquired:
Goodwill		$ 68,368,000		$ 68,368,000	$ 68,368,000
Liabilities assumed:
Number of operating segments | segment		1		1
Impairment of intangible assets (excluding goodwill)				$ 6,100,000	0	$ 0
Impairment charges		$ 0	$ 0	24,403,000	$ 4,317,000	$ 2,372,000
Sprout
Consideration Transferred:
Cash consideration	$ 12,000,000
Share consideration	19,186,000
Total consideration	31,186,000
Asset acquired:
Goodwill	26,686,000
Total assets acquired	31,286,000
Liabilities assumed:
Other current liabilities	(100,000)
Total net assets acquired	$ 31,186,000
Share consideration (in shares) | shares	1,244,258
Share price (in dollars per share) | $ / shares	$ 15.42
Impairment of intangible assets (excluding goodwill)				2,300,000
Impairment charges				$ 100,000
Sprout | Software technology
Asset acquired:
Intangibles	$ 2,973,000
Sprout | Trade name
Asset acquired:
Intangibles	217,000
Sprout | Customer relationships
Asset acquired:
Intangibles	$ 1,410,000